Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss for the year	$ 2,302
Tax Year 2020 [Member]
Operating Loss Carryforwards [Line Items]
Non operating loss utilized		$ 824
Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Non operating loss utilized	824
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit	$ 0